Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company maintains the Long Term Incentive Plan, which allows us to grant equity-based awards to employees and directors. Since the Company’s inception, we have not granted any option awards to any Named Executive Officer, employee, or director. The Company’s long-standing practice has been to grant our Named Executive Officers long term equity-based incentive awards under the Long Term Incentive Plan on a predetermined schedule, typically each February at the Compensation Committee’s first meeting of any new fiscal year. The Compensation Committee determines the amount of these awards, as well as the mix of time- and performance-based awards. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and Magnolia does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s long-standing practice has been to grant our Named Executive Officers long term equity-based incentive awards under the Long Term Incentive Plan on a predetermined schedule, typically each February at the Compensation Committee’s first meeting of any new fiscal year. The Compensation Committee determines the amount of these awards, as well as the mix of time- and performance-based awards. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and Magnolia does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and Magnolia does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false